ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)					1 Months Ended
	Aug. 06, 2020	Jul. 15, 2020	Dec. 14, 2017	Dec. 09, 2015	Feb. 28, 2018	Nov. 19, 2015	Feb. 27, 2019	Jul. 15, 2014	May 05, 2014
Release Debt [Member]
Waive and release debt								$ 5,100
Coronet Limited [Member]
Description of acquisitions for future investment purpose				The Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles.
Acquired shares percentage				100.00%
Hong Kong Limited [Member]
Description of acquisitions for future investment purpose			Succes Events (Hong Kong) Limited holds 60% shares of Shenzhen Internet Media Co., Ltd. and 100% shares of Distribution Network Inc.		Success Events (Hong Kong) Limited transferred 60% shares of Shenzhen Internet Media Co., Ltd. to a company in China.
Acquired shares percentage			100.00%
Utility Management Corp [Member]
Business acquired payments term, description		(i) an initial amount of Three Hundred and Fifty-four Thousand US Dollars ($354,000.00) was paid in cash and notes; (ii) RII assumed Two Million Eight Hundred and Forty Six Thousand US Dollars ($2,846,000.00) in UMC debt; and (iii) One Million Three Hundred Thousand Dollars, ($1,300,000.00) worth of Success Entertainment Group International, Inc., (“SEGN”) common stock was issued at $.07 a share, equivalent to 18,571,428 restricted SEGN shares.
Business Combination, Consideration Transferred		$ 4,500,000
SEGN Taiwan [Member]
Acquired shares percentage							100.00%
PPE Solutions Group, LLC [Member]
Acquired shares percentage	100.00%
Business Combination, Consideration Transferred	$ 2,000,000
Stock Purchase Agreement [Member]
Common stock shares									8,000,000
Double Growth Investment Ltd. [Member]
Description of acquisitions for future investment purpose						The Company acquired 100% shares of Double Growth Investment.
Acquired shares percentage						100.00%